INVENTORIES, NET	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
INVENTORIES, NET
5.	INVENTORIES, NET

Inventories of the Group at December 31, 2011 and 2010 were as follows:

	2011	2011	2010
	US$	RMB	RMB
	(In thousands)
Finished products	22,851	143,987	68,555
Products in process	107	675	33,736
Raw materials	14,978	94,376	98,730
	37,936	239,038	201,021
Less: provision for inventories	(1,261)	(7,951)	(5,443)
Inventories	36,675	231,087	195,578

	2011	2011	2010
	US$	RMB	RMB
	(In thousands)
Movement of provision for inventories
Balance as at January 1	(873)	(5,443)	(3,136)
Provided during the year	(388)	(2,508)	(2,307)
Less: Written off during the year	-	-	-
Balance as at December 31	(1,261)	(7,951)	(5,443)